SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Successors [Member]
Multiemployer Plan [Line Items]
SCHEDULE OF ESTIMATED USEFUL LIFE PROPERTY, PLANT AND EQUIPMENT

Buildings and leasehold improvements	5 to 25 years or the estimated lease period, whichever is shorter
Drilling rigs, plant and equipment	3 to 15 years
Furniture and fixtures	5 years
Office equipment and tools	3 to 10 years
Vehicles and cranes	5 to 8 years